UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

                       1700 California Street, Suite 335

 San Francisco, CA               94109

          (Address of principal executive offices)    (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749 6565

Date of fiscal year end: May 31

Date of reporting period: July 1, 2006 – June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Encompass Fund
Huntington Bank

ADVANTAGE ENERGY INCOME FUND

Ticker Symbol:AAV	Cusip Number:00762L101
Record Date: 3/12/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The appointment of Computershare Trust Company of Canada, as the	For	Issuer	For	With
Trustee of the Trust for the ensuing year.
2	Fixing the number of Directors to be elected at the meeting at ten (10) as	For	Issuer	For	With
specified in the information circular-proxy statement of the Trust dated
March 21, 2007.
3	The election of ten (10) Directors of AOG as specified in the informational	For	Issuer	For	With
circular.
4	The appointment of KPMG LLP, chartered accountants, as auditors of the	For	Issuer	For	With
Trust for the ensuing year.
AEGEAN MARINE PETROLEUM NETWORK INC

Ticker Symbol:ANW	Cusip Number:Y0017S102
Record Date: 4/20/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Proposal to ratify the appointment of Deloitte Hadjipavlou Sofianos &	For	Issuer	For	With
Cambanis S.A. as the Company's independent auditors for the fiscal year ending December 31, 2007.
ASHFORD HOSPITALITY TRUST, INC.

Ticker Symbol:AHT	Cusip Number:044103109
Record Date: 3/19/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as our independent	For	Issuer	For	With
registered public accounting firm for the fiscal year ending December
31, 2007.
AVIS BUDGET GROUP INC.

Ticker Symbol:CAR	Cusip Number:053774105
Record Date: 4/3/2007	Meeting Date: 5/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as the auditors of the Company's financial statements for the fiscal year 2007.	For	Issuer	For	With
3	To approve the Avis Budget Group, Inc. 2007 Equity and Incentive Plan.	For	Issuer	For	With
CAMECO CORPORATION

Ticker Symbol:CCJ	Cusip Number:13321L108
Record Date: 4/3/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of KPMG LLP as auditors.	For	Issuer	For	With
3	A resolution amending Cameco's Stock Option Plan, as described in	For	Issuer	For	With
the accompanying management proxy circular.
CANADIAN ROYALTIES INC.

Ticker Symbol:CZZ.V	Cusip Number:136551108
Record Date: 3/23/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of Raymond Chabot Grant Thorton, chartered accountants, as auditors of the Corporation for the ensuing year and authorize the Directors to fix their remuneration.	For	Issuer	For	With
as auditors of the Corporation for the ensuing year and authorize the
Directors to fix their remuneration.
3	To approve the implementation by the Board of Directors of the	For	Issuer	For	With
Corporation of the 2007 Stock Option Incentive Plan.
CANETIC RESOURCES TRUST

Ticker Symbol:CNE	Cusip Number:137513107
Record Date: 3/23/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To appoint Deloitte & Touche LLP, chartered accountants, as auditors of	For	Issuer	For	With
the Trust until the next annual meeting of the unitholders.
3	To appoint Computershare Trust Company of Canada (""Computershare"")as	For	Issuer	For	With
trustee of the Trust to hold office until the end of the annual meeting to be held in 2009.
4	The ordinary resolution approving certain amendments to the employee unit trust ownership plan and unit award incentive plan of the Trust as specified in the information circular-proxy statement.	For	Issuer	For	With
trust ownership plan and unit award incentive plan of the Trust as specified in the information circular-proxy statement.
CLAUDE RESOURCES INC.

Ticker Symbol:CGR	Cusip Number:182873109
Record Date: 3/21/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	The appointment of KPMG LLP, as chartered accountants as auditors of the	For	Issuer	For	With
Corporation for the ensuing fiscal year and the granting of authority to the Directors to fix the auditors remuneration.
3	The ordinary resolution amending the stock option incentive plan and	For	Issuer	For	With
approving options issued in excess of the maximum number of shares issuable pursuant to the terms of the current, unamended stock option incentive plan.
4	The ordinary resolution amending the employee share purchase plan.	For	Issuer	For	With
DELCATH SYSTEMS, INC.

Ticker Symbol:DCTH	Cusip Number:24661P104
Record Date: 4/26/2007	Meeting Date: 6/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To consider and act upon a proposal to ratify the Board's selection of	For	Issuer	For	With
Carlin, Charron & Rossen LLP as the Company's independent auditors for the fiscal year ending December 31, 2007.
DEPOMED, INC.

Ticker Symbol:DEPO	Cusip Number:249908104
Record Date: 4/10/2007	Meeting Date: 5/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve the amendment of the 2004 Equity Incentive Plan to	For	Issuer	For	With
increase the number of shares of common stock issuable under the plan by 1,5000,000 shares.
3	To approve the amendment of the 2004 Employee Stock Purchase Plan	For	Issuer	For	With
to increase the number of shares of common stock issuable under the plan by 500,000 shares.
4	To ratify the appointment of Ernst & Young LLP as the independent	For	Issuer	For	With
registered public accounting firm of the Company for the fiscal year ending December 31, 2007.
DOUBLE EAGLE PETROLEUM CO.

Ticker Symbol:DBLE	Cusip Number:258570209
Record Date: 4/16/2007	Meeting Date: 5/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Proposal to amend the Company's Articles of Incorporation to authorize	For	Issuer	For	With
10,000,000 shares of a class of preferred stock.
3	Proposal to adopt and approve the Company's 2007 stock incentive	For	Issuer	For	With
plan.
4	In their discretion, the proxies are authorized to vote upon an	For	Issuer	For	With
adjournment or postponement of the meeting.
5	In their discretion, the proxies are authorized to vote upon such other	For	Issuer	For	With
business as may properly come before the meeting.
ENDEAVOUR SILVER CORP.

Ticker Symbol:EXK	Cusip Number:29258Y103
Record Date: 5/10/2007	Meeting Date: 6/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of KPMG as auditors of the Corporation for the ensuing year.	For	Issuer	For	With
3	Remuneration to be paid to the auditor of the Company.	For	Issuer	For	With
EXETER RESOURCE CORPORATION

Ticker Symbol:XRA	Cusip Number:301835104
Record Date: 4/16/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To determine the number of Directors at six (6).	For	Issuer	For	With
2	Election of Directors	For	Issuer	For	With
3	To appoint Mackay LLP as auditors of the Company.	For	Issuer	For	With
4	To authorize the Directors to fix the auditors' remuneration.	For	Issuer	For	With
5	To approve an amendment to the Company's stock option plan.	For	Issuer	For	With
6	To transact such other business as may properly come before the meeting.	For	Issuer	For	With
GLOBAL INDUSTRIES, LTD.

Ticker Symbol:GLBL	Cusip Number:379336100
Record Date: 3/30/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as independent	For	Issuer	For	With
auditors of the Company to serve fore the 2007 fiscal year.
GOLDBROOK VENTURES INC.

Ticker Symbol:GBK.V	Cusip Number:38076R109
Record Date: 11/15/2006	Meeting Date: 12/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To determine the number of Directors at four (4).	For	Issuer	For	With
2	Election of Directors	For	Issuer	For	With
3	To appoint Villeneuve & Venne, chartered accountants as auditors of the Company for the ensuing year.	For	Issuer	For	With
4	To authorize the Directors to fix the auditors remuneration.	For	Issuer	For	With
5	To approve and ratify the stock option plan of the Company as particularly described in the information circular relating to the meeting.	For	Issuer	For	With
6	To transact such other business as may properly come before the meeting.	For	Issuer	For	With
7	Election of Directors: Baker, Terris, Auyeung, and Peredrey.	For	Issuer	For	With
LEXINGTON CORPORATE PROP TRUST

Ticker Symbol:LXP	Cusip Number:529043101
Record Date: 10/13/2006	Meeting Date: 11/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the agreement and plan of merger, dated as of July 23, 2006,	For	Issuer	For	With
by and among Lexington Corporate Properties Trust and Newkirk Realty
Trust, Inc., a copy of which is attached as Annex A to the joint proxy statement/prospectus, and the transactions contemplated thereby.
2	The adjournment or postponement of the special meeting, if necessary, to	For	Issuer	For	With
permit further solicitation of proxies if there are not sufficient votes at the time of the special meeting to approve the proposals.
LEXINGTON REALTY TRUST

Ticker Symbol:LXP	Cusip Number:529043101
Record Date: 3/23/2007	Meeting Date: 5/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve and adopt the Lexington Realty Trust 2007 Equity-Based	For	Issuer	For	With
Award Plan.
3	To ratify the appointment of KPMG LLP as the Company's independent	For	Issuer	For	With
registered public accounting firm for the year ending December 31, 2007.
4	To transact such other business as may properly come before the 2007	For	Issuer	For	With
annual meeting, including any adjournment or postponement thereof.
MONMOUTH CAPITAL CORPORATION

Ticker Symbol:MONM	Cusip Number:609720107
Record Date: 8/15/2006	Meeting Date: 9/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of the appointment of Cowan, Gunteski and Co as independent	For	Issuer	For	With
auditors for the Company for the fiscal year ending December 31, 2006.
MUELLER WATER PRODUCTS INC.

Ticker Symbol:MWA.B	Cusip Number:624758207
Record Date: 1/25/2007	Meeting Date: 3/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
"Note:	N/A *Note* Such other business as may properly come before the meeting	For	Issuer	For	With
or any adjournment thereof.
NEVADA PACIFIC GOLD

Ticker Symbol:NPG.V	Cusip Number:641398102
Record Date: 10/31/2006	Meeting Date: 12/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To appoint PriceWaterhouseCoopers LLP as auditors of the Company.	For	Issuer	For	With
NEVADA PACIFIC GOLD LTD.

Ticker Symbol:NPG.V	Cusip Number:641398102
Record Date: 5/18/2007	Meeting Date: 6/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To act upon such matters, including amendments to the forgoing, as may	For	Issuer	For	With
properly come before the meeting or any adjournment or postponement thereof.
NORTHERN ORION RESOURCES INC.

Ticker Symbol:NTO	Cusip Number:665575106
Record Date: 4/30/2007	Meeting Date: 6/4/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To determine the number of Directors at six (6).	For	Issuer	For	With
2	Election of Directors	For	Issuer	For	With
3	To appoint Deloitte & Touche LLP as auditors of the Company.	For	Issuer	For	With
4	To authorize the Directors to fix the auditor's remuneration.	For	Issuer	For	With
5	To approve the renewal of the unallocated entitlements under the	For	Issuer	For	With
Company's stock option plan.
6	To approve the amendment provisions of and an amendment to the Company's stock option plan.	For	Issuer	For	With
Company's stock option plan.
7	To transact such other business as may properly come before the meeting.	For	Issuer	For	With
PEABODY ENERGY CORPORATION

Ticker Symbol:BTU	Cusip Number:704549104
Record Date: 3/9/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of appointment of independent registered public accounting firm	For	Issuer	For	With
3	Shareholder proposal regarding Board declassification	Against	Issuer	Against	With
SEABRIDGE GOLD INC.

Ticker Symbol:SA	Cusip Number:811916105
Record Date: 5/16/2007	Meeting Date: 6/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To fix the number of Directors at seven (7)	For	Issuer	For	With
2	Election of Directors	For	Issuer	For	With
3	To appoint KPMG LLP as auditors of the Company and to authorize the Directors to fix the	For	Issuer	For	With
auditors' remuneration.
SILVER WHEATON CORP.

Ticker Symbol:SLW	Cusip Number:828336107
Record Date: 3/20/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Election of Directors	For	Issuer	For	With
B	In respect of the appointment of Deloitte & Touche LLP, chartered accountants, as auditors and authorizing the Directors to fix their remuneration.	For	Issuer	For	With
C	A resolution approving an amendment to the Company's Share Option Plan, as more particularly described in the accompanying management information circular.	For	Issuer	For	With
TALISMAN ENERGY INC.

Ticker Symbol:TLM	Cusip Number:87425E103
Record Date: 3/12/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Reappointment of Ernst & Young LLP, chartered accountants, as auditor of	For	Issuer	For	With
the Company for the ensuing year.
TD AMERITRADE HOLDING CORPORATION

Ticker Symbol:AMTD	Cusip Number:87236Y108
Record Date: 1/3/2007	Meeting Date: 2/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Auditors. Ratification of the appointment of Ernst & Young LLP as	For	Issuer	For	With
independent auditors for the fiscal year ending September 28, 2007.
3	Directors Incentive Plan. Approval of the Company's 2006 Directors	For	Issuer	For	With
Incentive Plan.
4	Management Incentive Plan. Approval of the Company's Management	For	Issuer	For	With
Incentive Plan.
5	To vote, in its discretion, upon any other business that may properly come	For	Issuer	For	With
before the annual meeting or any postponement or adjournment thereof.
Management is not aware of any other matters that should come before the annual meeting.
TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker Symbol:TEVA	Cusip Number:881624209
Record Date: 8/29/2006	Meeting Date: 10/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the remuneration of Mr. Eli Hurwitz in his capacity as Chairman	For	Issuer	For	With
of the Board of Teva, in an amount of the NIS equivalent of $300,000 per annum plus VAT, to be adjusted by the increase of the Israeli Consumer
Price Index, together with an office and secretarial and car services. Such remuneration is to be effective as of July 3, 2006.
2	To approve the remuneration of Dr. Phillip Frost in his capacity of Vice	For	Issuer	For	With
Chairman of the Board of Teva and Chairman of the Board's Science and
Technology Committee, in an amount of the NIS equivalent of $275,000 per annum plus VAT, to be adjusted by the increase of the Israeli Consumer
Price Index. Such remuneration is to be effective as of July 3, 2006.
TIME WARNER INC.

Ticker Symbol:TWX	Cusip Number:887317105
Record Date: 3/30/2007	Meeting Date: 5/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Auditors	For	Issuer	For	With
3	Company proposal to Amend the Company's restated Certificate of	For	Issuer	For	With
Incorporation to eliminate certain super-majority vote requirements.
4	Stockholder proposal regarding advisory resolution to ratify compensation of named executive officers.	Against	Stockholder	Against	With
5	Stockholder proposal regarding separation of roles of Chairman and CEO.	For	Stockholder	Against	Against
6	Stockholder proposal regarding simple majority vote.	Against	Stockholder	Against	With
7	Stockholder proposal regarding special shareholder meetings.	Against	Stockholder	Against	With
8	Stockholder proposal regarding stockholder ratification of Director	Against	Stockholder	Against	With
compensation when a stockholder rights plan has been adopted.
TYCO INTERNATIONAL LTD.

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/12/2007	Meeting Date: 3/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Re-appointment of Deloitte & Touche LLP as Tyco's independent auditors	For	Issuer	For	With
and authorization for the audit committee of the Board of Directors to set the auditor's remuneration.
TYCO INTERNATIONAL LTD.

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/12/2007	Meeting Date: 3/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Approval of reverse split of the common stock 1 for 4	For	Issuer	For	With
1B	Approval of consequential amendment to the Company's amended and	For	Issuer	For	With
stated bye-laws
US GOLD CANADIAN ACQUISITION CORP.

Ticker Symbol:UXG	Cusip Number:90390R109
Record Date: 4/24/2007	Meeting Date: 6/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	The resolution electing Robert R. McEwen as a Director of the corporation to hold office until the next annual meeting of the shareholders and until his successor has been elected and qualified.	For	Issuer	For	With
to hold office until the next annual meeting of the shareholders and until his successor has been elected and qualified.
1B	The resolution electing Declan Costelloe as a Director of the corporation to	For	Issuer	For	With
hold office until the next annual meeting of the shareholders and until his successor has been elected and qualified.
1C	The resolution electing Peter Bojtos as a Director of the corporation to hold	For	Issuer	For	With
office until the next annual meeting of the shareholders and until his successor has been elected and qualified.
1D	The resolution electing Michele Ashby as a Director of the corporation to	For	Issuer	For	With
hold office until the next annual meeting of the shareholders and until his successor has been elected and qualified.
1E	The resolution electing Leanne Baker as a Director of the corporation to hold office until the next annual meeting of the shareholders and until his successor has been elected and qualified.	For	Issuer	For	With
hold office until the next annual meeting of the shareholders and until his successor has been elected and qualified.
1F	The resolution electing Ann Carpenter as a Director of the corporation to	For	Issuer	For	With
hold office until the next annual meeting of the shareholders and until his successor has been elected and qualified.

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen, President

Date:                8/28/07